ALLOWANCE FOR CREDIT LOSSES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for credit losses
Allowance for loan losses at the beginning of period	$ 30,115	$ 40,655	$ 36,033
Gross credit losses	(17,005)	(22,699)	(34,149)
Gross recoveries	2,774	3,012	3,526
Net credit losses (NCLs)	(14,231)	(19,687)	(30,623)
NCLs	14,231	19,687	30,623
Net reserve builds (releases)	(1,908)	(8,525)	(6,517)
Net specific reserve builds (releases)	(1,865)	174	855
Total provision for credit losses	10,458	11,336	24,961
Other, net	(887)	(2,189)	10,284
Allowance for loan losses at the end of period	25,455	30,115	40,655
Allowance for credit losses on unfunded lending commitments
Allowance for credit losses on unfunded lending commitments at beginning of period	1,136	1,066	1,157
Provision (release) for unfunded lending commitments	(16)	51	(117)
Other, net	(1)	19	26
Allowance for credit losses on unfunded lending commitments at end of period	1,119	1,136	1,066
Total allowance for loans, leases, and unfunded lending commitments at end of period	$ 26,574	$ 31,251	$ 41,721